Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Weiss Alternative Balanced Risk Fund

Class A	(not available for purchase)
Investor Class	WEIZX
Class I	(not available for purchase)
Class K	WEIKX

a Series of Series Portfolios Trust (the “Trust”)

December 9, 2019

Supplement to the Statement of Additional Information (“SAI”) dated February 28, 2019

This supplement makes the following amendments to disclosures in the SAI dated February 28, 2019.

Effective immediately, the disclosure in the section entitled “Trustees and Executive Officers” beginning on page B-29 is amended as set forth below in the excerpt of the table showing the Officers of the Trust to reflect changes to the Trust's Officers:

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustees	Other Directorships Held During Past Five Years
Officers of the Trust
Ryan L. Roell (born 1973)	President and Principal Executive Officer	Indefinite Term; Since July 2019.	Assistant Vice President, U.S. Bank Global Fund Services (since 2005).	Not Applicable	Not Applicable
Cullen O. Small (born 1987)	Vice President, Treasurer and Principal Financial Officer	Indefinite Term; Since January 2019.	Vice President, U.S. Bank Global Fund Services (since 2010).	Not Applicable	Not Applicable
Donna Barrette (born 1966)	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since November 2019.	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services (since 2004).	Not Applicable	Not Applicable
Adam W. Smith (born 1981)	Secretary	Indefinite Term; Since June 2019.	Vice President, U.S. Bank Global Fund Services (since 2012).	Not Applicable	Not Applicable

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustees	Other Directorships Held During Past Five Years
Hailey S. Glaser (born 1989)	Assistant Treasurer	Indefinite Term; Since July 2019.	Assistant Vice President, U.S. Bank Global Fund Services (since 2015); Audit Senior, Deloitte & Touche LP (2012-2015).	Not Applicable	Not Applicable
Kristen M. Pierson (born 1979)	Assistant Treasurer	Indefinite Term; Since July 2019.	Assistant Vice President, U.S. Bank Global Fund Services (since 2017); Lead Fund Accountant, UMB Fund Services, Inc. (2006-2017).	Not Applicable	Not Applicable

(1)
The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

Please retain this supplement with your Statement of Additional Information